UNITED STATES
					SECURITIES AND EXCHANGE COMMISSION
						Washington, D.C. 20549

							   FORM 13F

						FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2002

Check here if Amendment [   ]; Amendment Number:
This Amendment (Check only one.): [   ] is a restatement.
						    [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Fairholme Capital Management L.L.C.
Address: 51 JFK Parkway
         Short Hills, New Jersey 07078

13F File Number:   28-6994

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Bruce Berkowitz
Title:  Managing Member
Phone:  973-379-6557
Signature,  Place,  and Date of Signing:

Bruce Berkowitz, Short Hills, New Jersey  November 14, 2002

Report Type  (Check only one.):

[ x ]         13F HOLDINGS REPORT.

[   ]         13F NOTICE.

[   ]         13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

					FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:    0

Form 13F Information Table Entry Total: 46

Form 13F Information Table Value Total: $546,801

List of Other Included Managers:

No.  13F File Number   Name:


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
                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AHT CORPORATION                COM              00130R103        0 75000.0000SH      SOLE                                 75000.0000
ALLEGHANY CORP DEL             COM              017175100     1994 10525.0000SH      SOLE               10524.0000            1.0000
ALLSTAR INNS INC COM           COM              019889104        0 17900.0000SH      SOLE                                 17900.0000
AMERCO COM                     COM              023586100      871 86550.0000SH      SOLE                                 86550.0000
AMERICAN EXPRESS CO            COM              025816109      268 8603.0000SH       SOLE                                  8603.0000
BARRICK GOLD CORP COM          COM              067901108      454 29200.0000SH      SOLE               19000.0000        10200.0000
BERKSHIRE HATHAWAY CL A        COM              084670108   148982 2016.0000SH       SOLE                  58.0000         1958.0000
BERKSHIRE HATHAWAY CL B        COM              084670207    90648 36774.0000SH      SOLE                9790.0000        26984.0000
CALIF FED BK-GOODWILL CERTIF   COM              130209604       21 12006.0000SH      SOLE                                 12006.0000
CITIGROUP                      COM              172967101      415 14005.0000SH      SOLE                                 14005.0000
COAST SAVINGS LITIGATION RTS   COM              19034q110       22 156700.0000SH     SOLE                                 156700.000
COCA COLA CO                   COM              191216100     1920 40030.0000SH      SOLE                                 40030.0000
ELAN PLC ADR                   COM              284131208       19 10000.0000SH      SOLE                                 10000.0000
ETHAN ALLEN INTERIORS COM      COM              297602104     5106 157800.0000SH     SOLE               38000.0000        119800.000
FEDERAL HOME LN MTG CP         COM              313400301     1118 20000.0000SH      SOLE                                 20000.0000
FIRST UNION REAL ESTATE EQ&MTG COM              337400105      910 409975.0000SH     SOLE               36600.0000        373375.000
GATEWAY INC                    COM              367833100      980 330000.0000SH     SOLE              330000.0000
GOLDEN WEST FINL DEL COM       COM              381317106      257 4126.0000SH       SOLE                                  4126.0000
GYRODYNE CO AMER INC COM       COM              403820103      273 17632.0000SH      SOLE                                 17632.0000
HOMEFED CORP                   COM              43739D208     2802 2830314.0000SH    SOLE             1982476.0000        847838.000
HOUSEHOLD INTL                 COM              441815107    67509 2384641.0000SH    SOLE              200799.0000        2183842.00
HVIDE MARINE INC CL A          COM              448515106        0 10000.0000SH      SOLE                                 10000.0000
INTEL CORP                     COM              458140100      223 16064.0000SH      SOLE                                 16064.0000
LEUCADIA NATL                  COM              527288104    62226 1830184.0000SH    SOLE              202500.0000        1627684.00
MARKEL CORP                    COM              570535104    54917 275715.0000SH     SOLE               35737.0000        239978.000
MERCURY GENL CORP NEW          COM              589400100    52303 1222032.0000SH    SOLE               17000.0000        1205032.00
MERITOR SVGS BK PA COM         COM              590007100       97 43645.0000SH      SOLE                                 43645.0000
MICRON TECHNOLOGY INC          COM              595112103      247 20000.0000SH      SOLE                                 20000.0000
NIC INC                        COM              62914B100       86 50500.0000SH      SOLE                                 50500.0000
PFIZER INC COM                 COM              717081103      240 8266.0000SH       SOLE                                  8266.0000
STUDENT LN CORP COM            COM              863902102      769 8500.0000SH       SOLE                8500.0000
SYSTEMAX INC                   COM              871851101       62 37500.0000SH      SOLE                                 37500.0000
U S G CORP COM NEW             COM              903293405     2562 640409.0000SH     SOLE                                 640409.000
WELLS FARGO & CO               COM              949746101     6808 141360.0000SH     SOLE                                 141360.000
WELLSFORD REAL PPTYS COM       COM              950240101      209 12171.0000SH      SOLE                                 12171.0000
WHITE MTNS INS GROUP LTD COM   COM              G9618E107     6332 21500.0000SH      SOLE               15100.0000         6400.0000
WHITE MTNS INS GROUP LTD COM ( COM              G9618E107    22087 75000.0000SH      SOLE               75000.0000
JZ EQUITY PARTNERS PLC ORD     COM              g8309p108     5346 2995000.0000SH    SOLE             1815000.0000        1180000.00
ONEX CORP                      COM              68272K103      297 24600.0000SH      SOLE               24600.0000
CALIFORNIA FED CAP PFD EXCHBLE PFD              130214208      403    15500 SH       SOLE                                      15500
HOUSEHOLD CAP TR               PFD              44180s207      773    28800 SH       SOLE                                      28800
BOULDER TOTAL RETURN COM                        101541100      465 35000.000SH       SOLE                35000.000
GLADSTONE CAPITAL CORP COM                      376535100     4592 272013.000SH      SOLE                81613.000        190400.000
HOUSEHOLD INTL CLL OPT 30.0000 LEA                             301      450 SH       SOLE                      450
GOLDEN ST BANCORP INC WT EXP   WT               381197136      883   810500 SH       SOLE                   804500              6000
TOKHEIM CORP SER C WT EXP 1020 WT               889073136        0    60000 SH       SOLE                                      60000